Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 170,982,066
Depreciation	37,757,556	$ 1,233,101	$ 41,328,374	$ 44,179,632
Ending balance	239,123,248	$ 7,809,381	170,982,066
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	169,163,819
Ending balance	237,376,554		169,163,819
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,818,247
Ending balance	1,746,694		1,818,247
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,056,441,607		966,403,970
Additions	82,436,942		72,596,881
Disposals	6,633,773		6,560,736
Transfers and reclassifications	24,842,622		7,734,514
Exchange effect	(4,418,722)		16,266,978
Ending balance	1,152,668,676		1,056,441,607	966,403,970
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,329,670		4,284,102
Disposals			660
Transfers and reclassifications	54,469		20,681
Exchange effect	(11,434)		25,547
Ending balance	4,372,705		4,329,670	4,284,102
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(887,277,788)		(838,414,466)
Depreciation	36,948,137		40,471,553
Disposals	(6,592,557)		(6,430,846)
Transfers and reclassifications			(4,928)
Exchange effect	(2,341,246)		14,827,543
Ending balance	(915,292,122)		(887,277,788)	(838,414,466)
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,511,423)		(2,331,903)
Depreciation	118,339		154,873
Disposals			(660)
Transfers and reclassifications			6,395
Exchange effect	(3,751)		18,912
Ending balance	(2,626,011)		(2,511,423)	(2,331,903)
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,470,216
Ending balance	1,430,338		1,470,216
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	545,787
Ending balance	539,703		545,787
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,470,216		1,491,343
Additions	0
Disposals	0
Transfers and reclassifications	0
Exchange effect	(39,878)		(21,127)
Ending balance	1,430,338		1,470,216	1,491,343
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	545,787		549,010
Transfers and reclassifications	0
Exchange effect	(6,084)		(3,223)
Ending balance	539,703		545,787	549,010
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Disposals	0
Exchange effect	0
Ending balance	0		0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0
Exchange effect	0
Ending balance	0		0	0
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,866,263
Ending balance	14,341,723		14,866,263
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,240,435
Ending balance	1,143,849		1,240,435
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,597,769		36,827,480
Additions	223,177		325,943
Disposals	12,160		69,897
Transfers and reclassifications	902,122		219,666
Exchange effect	(341,045)		294,577
Ending balance	38,369,863		37,597,769	36,827,480
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,443,247		2,422,389
Transfers and reclassifications	0		(1,226)
Exchange effect	(2,330)		22,084
Ending balance	2,440,917		2,443,247	2,422,389
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,731,506)		(21,184,969)
Depreciation	1,416,727		1,443,545
Disposals	(12,160)		(69,489)
Transfers and reclassifications			161
Exchange effect	(107,933)		172,320
Ending balance	(24,028,140)		(22,731,506)	(21,184,969)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,202,812)		(1,095,113)
Depreciation	94,944		94,644
Transfers and reclassifications			(161)
Exchange effect	(688)		13,216
Ending balance	(1,297,068)		(1,202,812)	(1,095,113)
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96,081,903
Ending balance	137,410,147		96,081,903
Machinery and equipment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	0
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	953,819,688		897,806,699
Additions	0
Disposals	6,475,636		6,391,003
Transfers and reclassifications	77,170,979		46,548,734
Exchange effect	(3,016,210)		15,855,258
Ending balance	1,021,498,821		953,819,688	897,806,699
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,345		0
Transfers and reclassifications	0		6,345
Exchange effect	0
Ending balance	6,345		6,345	0
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(857,737,785)		(810,904,881)
Depreciation	35,031,869		38,565,229
Disposals	(6,468,067)		(6,331,532)
Transfers and reclassifications			(4,913)
Exchange effect	(2,212,913)		14,604,120
Ending balance	(884,088,674)		(857,737,785)	(810,904,881)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,345)		0
Depreciation	0
Transfers and reclassifications			6,345
Exchange effect	0
Ending balance	(6,345)		(6,345)	0
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,326
Ending balance	15,455		13,326
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,923		55,959
Additions	0
Disposals	0
Transfers and reclassifications	7,104		8,154
Exchange effect	(315)		810
Ending balance	71,712		64,923	55,959
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(51,597)		(47,108)
Depreciation	4,924		3,946
Disposals	0
Exchange effect	(264)		543
Ending balance	(56,257)		(51,597)	(47,108)
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,364,476
Ending balance	1,817,455		1,364,476
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,025
Ending balance	63,142		32,025
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,061,993		7,305,174
Additions	0
Disposals	112,396		27,782
Transfers and reclassifications	953,582		730,317
Exchange effect	(29,711)		54,284
Ending balance	8,873,468		8,061,993	7,305,174
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,334,291		1,312,703
Disposals			660
Transfers and reclassifications	54,469		15,562
Exchange effect	(3,020)		6,686
Ending balance	1,385,740		1,334,291	1,312,703
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,697,517)		(6,222,383)
Depreciation	490,468		456,017
Disposals	(112,330)		(27,421)
Transfers and reclassifications			(176)
Exchange effect	(19,642)		46,714
Ending balance	(7,056,013)		(6,697,517)	(6,222,383)
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,302,266)		(1,236,790)
Depreciation	23,395		60,229
Disposals			(660)
Transfers and reclassifications			211
Exchange effect	(3,063)		5,696
Ending balance	(1,322,598)		(1,302,266)	(1,236,790)
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,692
Ending balance	2,785		3,692
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,075		61,282
Additions	0
Disposals	0		2,414
Transfers and reclassifications	3,379		421
Exchange effect	(631)		3,786
Ending balance	65,823		63,075	61,282
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59,383)		(55,125)
Depreciation	4,149		2,816
Disposals	0		(2,404)
Exchange effect	(494)		3,846
Ending balance	(63,038)		(59,383)	(55,125)
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,363,943
Ending balance	82,358,651		55,363,943
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,363,943		22,856,033
Additions	82,213,765		72,270,938
Disposals	33,581		69,640
Transfers and reclassifications	(54,194,544)		(39,772,778)
Exchange effect	(990,932)		79,390
Ending balance	82,358,651		55,363,943	$ 22,856,033
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Disposals	0
Exchange effect	0
Ending balance	$ 0		$ 0